Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Deferred Revenue

	December 31,
	2018	2019
	RMB	RMB
Deferred revenue, current:
Live streaming	462,511	786,253
Others	6,867	8,752

Total current deferred revenue	469,378	795,005

Deferred revenue, non-current:
Live streaming	80,734	164,913

Total non-current deferred revenue	80,734	164,913